Balances with Related Parties (Detail) - Affiliated Companies - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable	$ 19	$ 19
Account payable	$ 3,278	$ 4,329